Other Receivables - Additional Information (Details) - USD ($) $ in Millions	Jul. 31, 2022	Jan. 31, 2022
Note To Financial Statement Details Textual
Amounts Recoverable from Funds Held in Escrow	$ 0.1	$ 0.3